CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jan. 03, 2015	Dec. 28, 2013
Current assets:
Cash and cash equivalents	$ 276,261	$ 320,479
Accounts receivable-net	430,498	454,762
Inventories	597,281	570,719
Deferred income tax assets-net	34,084	46,986
Prepaid expenses and other current assets	151,730	86,516
Total current assets	1,489,854	1,479,462
Property, plant and equipment-net	345,606	355,666
Goodwill	197,728	206,954
Intangible and other assets-net	174,364	188,332
Total long-term assets	717,698	750,952
Total assets	2,207,552	2,230,414
Current liabilities:
Accounts payable	159,267	165,433
Short-term and current portion of long-term debt	16,646	13,443
Accrued expenses:
Compensation	50,776	80,573
Royalties	54,013	65,117
Co-op advertising	28,591	25,599
Transaction taxes	35,301	35,134
Other	75,609	79,860
Income taxes payable	26,626	26,747
Total current liabilities	446,829	491,906
Long-term income taxes payable	16,610	15,720
Deferred income tax liabilities	87,860	98,168
Long-term debt	613,659	494,711
Other long-term liabilities	58,793	54,542
Total long-term liabilities	776,922	663,141
Commitments and contingencies (Note 13)
Stockholders' equity:
Common stock, 50,771 and 54,708 shares issued at January 3, 2015 and December 28, 2013, respectively	508	547
Additional paid-in capital	171,669	154,376
Retained earnings	822,093	877,063
Accumulated other comprehensive (loss) income	(16,410)	36,691
Total Fossil Group, Inc. stockholders' equity	977,860	1,068,677
Noncontrolling interest	5,941	6,690
Total stockholders' equity	983,801	1,075,367
Total liabilities and stockholders' equity	$ 2,207,552	$ 2,230,414